UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-01976

                                         Sequoia Fund, Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street, Suite 5000

                                   New York, NY 10019

(Address of principal executive offices) (Zip code)

David M. Poppe

Ruane, Cunniff & Goldfarb Inc.

9 West 57th Street

Suite 5000

            New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (800) 686-6884

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sequoia Fund, Inc.

Schedule of Investments

September 30, 2016

(Unaudited)

(Percentages are of the Fund’s Net Assets)

Common Stocks (88.4%)

Shares		Value(a)

	Advertising (1.7%)
928,976	Omnicom Group Inc.	$78,962,960

	Aerospace/Defense (3.7%)
18,684,157	Rolls-Royce Holdings plc (United Kingdom)	174,364,800

	Apparel, Accessories & Luxury Goods (1.1%)
850,000	Compagnie Financiere Richemont SA (Switzerland)	51,796,191

	Application Software (4.1%)
422,445	Constellation Software, Inc. (Canada)	190,435,933

	Auto Parts (5.0%)
825,778	O’Reilly Automotive, Inc. (b)	231,308,676

	Automotive Retail (2.4%)
2,088,029	Carmax, Inc. (b)	111,396,347

	Construction & Engineering (2.5%)
2,220,000	Jacobs Engineering Group Inc. (b)	114,818,400

	Dental Equipment (4.2%)
3,304,707	Dentsply Sirona, Inc.	196,398,737

	Diversified Banks (1.9%)
2,020,963	Wells Fargo & Co.	89,488,242

	Diversified Companies (15.9%)
1,907	Berkshire Hathaway, Inc.-Class A (b)	412,331,540
2,284,200	Berkshire Hathaway, Inc.-Class B (b)	329,998,374

		742,329,914

	Electrical & Mechanical Systems (1.0%)
771,762	EMCOR Group, Inc.	46,012,450

	Flooring Products (4.9%)
1,140,822	Mohawk Industries, Inc. (b)	228,552,280

	Healthcare (0.9%)
460,000	Perrigo Company plc (Ireland)	42,471,800

Sequoia Fund, Inc.

Schedule of Investments (Continued)

September 30, 2016

(Unaudited)

Shares		Value(a)

	Healthcare Equipment (1.3%)
761,755	Danaher Corporation	$59,713,974

	Industrial & Construction Supplies (4.3%)
4,831,901	Fastenal Company	201,876,824

	Industrial Gases (1.8%)
685,147	Praxair, Inc.	82,786,312

	Industrial Machinery (0.4%)
380,877	Fortive Corp.	19,386,639

	Information Processing (6.5%)
2,974,202	MasterCard, Inc.-Class A	302,684,538

	Internet Software & Services (5.5%)
161,444	Alphabet, Inc.-Class A (b)	129,810,663
161,887	Alphabet, Inc.-Class C (b)	125,833,146

		255,643,809

	Investment Banking & Brokerage (2.4%)
3,527,173	The Charles Schwab Corp.	111,352,852

	Precision Instruments (2.8%)
837,403	Waters Corp. (b)	132,720,001

	Property and Casualty Insurance (1.3%)
4,325,462	Hiscox Ltd. (Bermuda)	58,418,854
20,893	Verisk Analytics, Inc.-Class A (b)	1,698,183

		60,117,037

	Restaurants (2.1%)
227,000	Chipotle Mexican Grill, Inc. (b)	96,134,500

	Retailing (9.3%)
39,463	Costco Wholesale Corp.	6,018,502
848,646	Tiffany & Co.	61,637,159
4,455,169	TJX Companies, Inc.	333,157,538
471,284	Wal-Mart Stores, Inc.	33,989,002

		434,802,201

	Specialty Chemicals (1.4%)
1,474,323	Croda International plc (United Kingdom)	66,576,904

	Total Common Stocks (Cost $1,793,542,265)	4,122,132,321

Sequoia Fund, Inc.

Schedule of Investments (Continued)

September 30, 2016

(Unaudited)

Principal Amount		Value(a)
Corporate Bond (1.4%)

	Application Software (1.4%)
76,460,100	Constellation Software, Inc. (Canada)
	7.60%, 3/31/2040	$66,875,997

	Total Corporate Bond (Cost $66,226,810)	66,875,997

U.S. Government Obligations (9.9%)
460,000,000	United States Treasury Bill, 0.160% - 0.250% due 10/06/2016 through 10/27/2016	459,952,033

	Total U.S. Government Obligations (Cost $459,952,033)	459,952,033

	Total Investments (99.7%) (Cost $2,319,721,108)††	4,648,960,351

	Other Assets Less Liabilities (0.3%)	15,382,453

	Net Assets (100.0%)	$4,664,342,804

††

The cost for federal income tax purposes is identical. At September 30, 2016, the aggregate gross tax basis unrealized appreciation and depreciation of securities were $2,364,879,093 and $35,639,850 respectively.

(a)

Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean of the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the closing price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.

U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of 60 days are valued on the basis of market quotations and estimates until the sixtieth day prior to maturity, at which point they are valued at amortized cost. Fixed-income securities, other than U.S. Treasury Bills, are valued at the last quoted sales price or, if adequate trading volume is not present, at the mean of the last bid and asked prices.

Sequoia Fund, Inc.

Schedule of Investments (Continued)

September 30, 2016

(Unaudited)

When reliable market quotations are insufficient or not readily available at time of valuation or when the Ruane, Cunniff & Goldfarb Inc. (the “Investment Adviser”) determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Fund’s Board of Directors.

(b)	Non-income producing security.

Generally accepted accounting principles establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value the investments at measurement date. These inputs are summarized in the three levels listed below:

Level 1	–	unadjusted quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

Level 3	–	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are recognized at the end of the reporting period. During the nine months ended September 30, 2016, there were no transfers into or out of Level 1 or 2 measurements in the fair value hierarchy. There were no Level 3 securities held by the Fund during the nine months ended September 30, 2016.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2016:

	Common Stocks	Corporate Bond	U.S. Government Obligations	Total
Level 1 - Quoted Prices	$4,122,132,321	$—	$—	$4,122,132,321
Level 2 - Other Significant Observable Inputs	—	66,875,997	459,952,033	526,828,030

Total	$4,122,132,321	$66,875,997	$459,952,033	$4,648,960,351

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sequoia Fund, Inc.

By (Signature and Title)	/s/ David M. Poppe
David M. Poppe, President and CEO
(principal executive officer)

Date	11/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Poppe
David M. Poppe, President and CEO
(principal executive officer)

Date	11/21/2016

By (Signature and Title)	/s/ Paul J. Greenberg
Paul J. Greenberg, Treasurer
(principal financial officer)

Date	11/21/2016